UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: November 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2019

WESTERN ASSET

INTERMEDIATE BOND FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration which is expected to range within 20% of the duration of its benchmark.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Intermediate Bond Fund for the six-month reporting period ended November 30, 2019. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 31, 2019

II	Western Asset Intermediate Bond Fund

Performance review

For the six months ended November 30, 2019, Class I shares of Western Asset Intermediate Bond Fund returned 3.10%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Intermediate U.S. Government/Credit Indexi, returned 2.71% for the same period. The Lipper Core Plus Bond Funds Category Averageii returned 3.59% over the same time frame.

Performance Snapshot as of November 30, 2019 (unaudited)
(excluding sales charges)	6 months
Western Asset Intermediate Bond Fund:
Class A	2.93%
Class C	2.60%
Class R	2.69%
Class I	3.10%
Class IS	3.14%
Bloomberg Barclays Intermediate U.S. Government/Credit Index	2.71%
Lipper Core Plus Bond Funds Category Average	3.59%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2019 for Class A, Class C, Class R, Class I and Class IS shares were 1.46%, 1.00%, 1.35%, 1.94% and 2.05%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A and Class R shares would have been 1.45% and 1.10%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 30, 2019, the gross total annual fund operating expense ratios for Class A, Class C, Class R, Class I and Class IS shares were 0.85%, 1.57%, 1.34%, 0.54% and 0.45%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Western Asset Intermediate Bond Fund	III

Performance review (cont’d)

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.90% for Class A shares, 1.65% for Class C shares, 1.15% for Class R shares and 0.45% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 31, 2019

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging market countries. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Western Asset Intermediate Bond Fund

[i]

The Bloomberg Barclays Intermediate U.S. Government/Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 311 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Intermediate Bond Fund	V

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Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2019 and May 31, 2019 and does not include derivatives such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2019 and held for the six months ended November 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.93%	$1,000.00	$1,029.30	0.89%	$4.52	Class A	5.00%	$1,000.00	$1,020.55	0.89%	$4.50
Class C	2.60	1,000.00	1,026.00	1.52	7.70	Class C	5.00	1,000.00	1,017.40	1.52	7.67
Class R	2.69	1,000.00	1,026.90	1.15	5.83	Class R	5.00	1,000.00	1,019.25	1.15	5.81
Class I	3.10	1,000.00	1,031.00	0.54	2.74	Class I	5.00	1,000.00	1,022.30	0.54	2.73
Class IS	3.14	1,000.00	1,031.40	0.45	2.29	Class IS	5.00	1,000.00	1,022.75	0.45	2.28

2	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

[1]	For the six months ended November 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	3

Schedule of investments (unaudited)

November 30, 2019

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 36.7%
Communication Services — 2.1%
Diversified Telecommunication Services — 0.8%
AT&T Inc., Senior Notes	3.400%	5/15/25	$1,070,000	$1,118,025
AT&T Inc., Senior Notes	4.250%	3/1/27	580,000	635,026
Telefonica Emisiones SA, Senior Notes	5.134%	4/27/20	110,000	111,364
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	2,270,000	2,580,791
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	840,000	935,104
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	740,000	784,501
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	249,000	263,195
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	300,000	305,730
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	484,000	549,387
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	360,000	398,369
Total Diversified Telecommunication Services				7,681,492
Entertainment — 0.0%
Walt Disney Co., Senior Notes	3.000%	9/15/22	170,000	175,343
Media — 1.0%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	300,000	302,190
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	4,300,000	4,719,465
Comcast Corp., Senior Notes	3.375%	2/15/25	280,000	295,477
Comcast Corp., Senior Notes	3.950%	10/15/25	2,790,000	3,044,549
Comcast Corp., Senior Notes	3.150%	3/1/26	90,000	94,526
Comcast Corp., Senior Notes	4.150%	10/15/28	1,520,000	1,714,954
Fox Corp., Senior Notes	4.030%	1/25/24	170,000	180,938	(a)
Fox Corp., Senior Notes	4.709%	1/25/29	340,000	386,158	(a)
Total Media				10,738,257
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	286,000	288,549
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	150,000	152,093	(a)

See Notes to Financial Statements.

4	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Wireless Telecommunication Services — continued
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	$595,000	$600,950	(a)
Vodafone Group PLC, Senior Notes	3.750%	1/16/24	1,990,000	2,099,664
Total Wireless Telecommunication Services				3,141,256
Total Communication Services				21,736,348
Consumer Discretionary — 1.5%
Automobiles — 0.7%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	80,000	79,778	(a)
Daimler Finance North America LLC, Senior Notes	2.700%	8/3/20	470,000	471,880	(a)
Daimler Finance North America LLC, Senior Notes	3.350%	5/4/21	2,100,000	2,133,744	(a)
Ford Motor Credit Co. LLC, Senior Notes	8.125%	1/15/20	1,010,000	1,017,173
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	800,000	837,807
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	198,489
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	160,000	160,257
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	520,000	526,244
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	880,000	897,543
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	1,230,000	1,266,361
Total Automobiles				7,589,276
Hotels, Restaurants & Leisure — 0.6%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	1,470,000	1,498,052
McDonald’s Corp., Senior Notes	3.350%	4/1/23	800,000	833,104
McDonald’s Corp., Senior Notes	3.500%	3/1/27	450,000	481,273
McDonald’s Corp., Senior Notes	3.800%	4/1/28	650,000	712,136
Sands China Ltd., Senior Notes	4.600%	8/8/23	1,520,000	1,612,355
Sands China Ltd., Senior Notes	5.125%	8/8/25	430,000	473,553
Total Hotels, Restaurants & Leisure				5,610,473
Household Durables — 0.0%
Newell Brands Inc., Senior Notes	3.850%	4/1/23	198,000	204,395
Newell Brands Inc., Senior Notes	4.200%	4/1/26	10,000	10,329
Total Household Durables				214,724
Internet & Direct Marketing Retail — 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	2,080,000	2,211,990
Total Consumer Discretionary				15,626,463

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Consumer Staples — 2.3%
Beverages — 0.8%
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	$728,000	$755,224
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	810,000	851,617
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	2,890,000	3,148,469
Diageo Capital PLC, Senior Notes	4.828%	7/15/20	760,000	773,730
Diageo Capital PLC, Senior Notes	3.500%	9/18/23	2,360,000	2,483,550
Pernod Ricard SA, Senior Notes	4.450%	1/15/22	520,000	545,077	(a)
Total Beverages				8,557,667
Food & Staples Retailing — 0.1%
Walmart Inc., Senior Notes	3.050%	7/8/26	530,000	559,098
Walmart Inc., Senior Notes	3.700%	6/26/28	320,000	354,086
Total Food & Staples Retailing				913,184
Food Products — 0.5%
Danone SA, Senior Notes	2.077%	11/2/21	1,840,000	1,839,666	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	335,000	344,499	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	130,000	136,591
Mars Inc., Senior Notes	2.700%	4/1/25	360,000	369,814	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	1,160,000	1,245,023	(a)
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	1,150,000	1,149,983	(a)
Total Food Products				5,085,576
Tobacco — 0.9%
Altria Group Inc., Senior Notes	3.490%	2/14/22	220,000	226,032
Altria Group Inc., Senior Notes	2.850%	8/9/22	50,000	50,737
Altria Group Inc., Senior Notes	3.800%	2/14/24	320,000	336,513
Altria Group Inc., Senior Notes	4.400%	2/14/26	2,340,000	2,532,487
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,990,000	2,201,867
Altria Group Inc., Senior Notes	6.200%	2/14/59	290,000	349,016
BAT Capital Corp., Senior Notes	2.764%	8/15/22	1,750,000	1,769,655
BAT Capital Corp., Senior Notes	3.557%	8/15/27	1,500,000	1,529,233
Reynolds American Inc., Senior Notes	3.250%	6/12/20	115,000	115,667
Total Tobacco				9,111,207
Total Consumer Staples				23,667,634
Energy — 4.9%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	720,000	759,541

See Notes to Financial Statements.

6	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — 4.8%
Antero Resources Corp., Senior Notes	5.375%	11/1/21	$70,000	$64,820
Apache Corp., Senior Notes	3.250%	4/15/22	485,000	493,225
Apache Corp., Senior Notes	4.375%	10/15/28	1,030,000	1,045,054
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	510,000	532,257
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	1,990,000	2,074,998
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	970,000	1,037,933
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	420,000	444,295
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	10,000	10,302
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	80,000	85,274
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	500,000	532,577
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,830,000	1,866,625
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	850,000	887,560
CNOOC Finance 2015 USA LLC, Senior Notes	4.375%	5/2/28	760,000	845,120
CNOOC Nexen Finance 2014 ULC, Senior Notes	4.250%	4/30/24	430,000	459,176
Concho Resources Inc., Senior Notes	4.375%	1/15/25	1,110,000	1,147,795
Concho Resources Inc., Senior Notes	4.300%	8/15/28	770,000	827,099
Continental Resources Inc., Senior Notes	5.000%	9/15/22	1,219,000	1,226,723
Continental Resources Inc., Senior Notes	3.800%	6/1/24	940,000	962,801
Continental Resources Inc., Senior Notes	4.375%	1/15/28	60,000	62,100
Devon Energy Corp., Senior Notes	5.850%	12/15/25	420,000	497,981
Dominion Energy Inc., Junior Subordinated Notes	2.579%	7/1/20	1,030,000	1,032,593
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,440,000	2,701,074
Energy Transfer Operating LP, Senior Notes	4.500%	4/15/24	20,000	21,158
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	2,290,000	2,505,465
EOG Resources Inc., Senior Notes	4.150%	1/15/26	300,000	330,329
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	1,670,000	1,759,974
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	1,070,000	1,233,389	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	660,000	775,982	(a)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	$150,000	$152,112
MPLX LP, Senior Notes	4.125%	3/1/27	780,000	810,261
MPLX LP, Senior Notes	4.800%	2/15/29	1,120,000	1,213,646
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	972,000	1,002,224
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	1,520,000	1,528,005
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	70,000	71,078
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	1,330,000	1,337,971
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	610,000	712,499
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	1,820,000	2,064,372
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	910,000	926,384
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	498,636
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	580,000	697,435	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	420,000	436,800
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	521,843
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	434,786
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,040,000	2,210,029	(a)
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	500,000	521,707
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	756,759
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	1,100,000	975,903
Shell International Finance BV, Senior Notes	4.375%	3/25/20	470,000	473,662
Shell International Finance BV, Senior Notes	2.250%	11/10/20	1,020,000	1,024,025
Shell International Finance BV, Senior Notes	3.250%	5/11/25	2,550,000	2,690,155
Shell International Finance BV, Senior Notes	2.875%	5/10/26	400,000	414,744
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	1,620,000	1,742,309	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,490,000	1,891,837
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	180,000	181,572
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	200,000	218,595
Total Oil, Gas & Consumable Fuels				50,973,028
Total Energy				51,732,569
Financials — 15.7%
Banks — 11.4%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	310,000	336,658	(a)
Banco Santander SA, Senior Notes	3.125%	2/23/23	1,000,000	1,019,421

See Notes to Financial Statements.

8	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Banco Santander SA, Senior Notes	3.800%	2/23/28	$200,000	$210,602
Banco Santander SA, Senior Notes	4.379%	4/12/28	1,000,000	1,096,895
Banco Santander SA, Senior Notes (3.121% to then 3 mo. USD LIBOR + 1.120%)	3.121%	4/12/23	800,000	804,014	(b)
Bank of America Corp., Senior Notes	3.300%	1/11/23	600,000	620,870
Bank of America Corp., Senior Notes	4.100%	7/24/23	930,000	992,071
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,670,656
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	488,665
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	570,000	582,436	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,572,000	1,649,482	(b)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	660,000	688,815	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,140,000	1,210,270	(b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	1,500,000	1,633,720	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	4,210,000	4,605,627	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	761,248
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	340,738
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,100,000	2,297,741
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	230,000	230,393	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,150,000	1,282,459	(a)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	1,121,087	(b)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	260,000	269,104	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	750,000	834,052	(a)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	$2,010,000	$2,172,605	(a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	2,320,000	2,735,275	(a)(b)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	360,000	383,807	(a)(b)
BPCE SA, Senior Notes	3.000%	5/22/22	2,570,000	2,612,253	(a)
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,889,806
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	56,394
Citigroup Inc., Senior Notes	4.650%	7/30/45	84,000	102,972
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	1,840,000	2,006,603	(b)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	1,620,000	1,776,392	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	670,000	724,303
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	870,000	995,346
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	196,191
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	4,370,000	4,813,673
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	280,000	304,587
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	116,000	147,239
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	600,000	601,959	(a)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	1,720,000	1,858,278
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,980,000	3,240,912
Danske Bank A/S, Senior Notes	5.000%	1/12/22	530,000	556,599	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	200,000	207,537	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,400,000	1,538,371	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	300,000	302,158	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	210,000	211,908	(a)(b)
HSBC Bank USA NA, Subordinated Notes	4.875%	8/24/20	290,000	295,854
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	1,190,000	1,209,295
HSBC Holdings PLC, Senior Notes	2.950%	5/25/21	1,640,000	1,661,424
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	700,000	745,038	(b)

See Notes to Financial Statements.

10	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	$2,570,000	$2,850,039	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	455,599
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	620,000	659,264
ING Bank NV, Senior Secured Notes	2.625%	12/5/22	1,000,000	1,021,660	(a)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	730,000	809,645	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	1,030,000	1,036,931	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	390,000	394,774	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,580,000	1,644,816	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	130,000	132,574
JPMorgan Chase & Co., Senior Notes	2.550%	3/1/21	150,000	151,038
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	3,000,000	3,224,105
JPMorgan Chase & Co., Senior Notes
(4.005% to 4/23/28 then 3 mo. USD LIBOR + 1.120%)	4.005%	4/23/29	1,180,000	1,294,951	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	1,250,000	1,330,574	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	490,000	543,705	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	2,250,000	2,550,928	(b)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	1,790,000	1,903,620
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	2,040,000	2,148,928
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	680,000	736,029
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.950%	3/1/21	535,000	541,063
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.407%	3/7/24	3,470,000	3,620,336
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	620,000	642,501	(a)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	2,420,000	2,549,625
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	330,000	330,841
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	760,000	773,559

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Royal Bank of Scotland Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	$590,000	$623,031	(b)
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	211,724	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,400,000	2,630,909
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	590,000	603,089
Santander UK PLC, Senior Notes	2.375%	3/16/20	200,000	200,193
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,704,000	1,831,776	(a)
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	250,000	254,923
UniCredit SpA, Senior Notes	6.572%	1/14/22	1,880,000	2,016,026	(a)
US Bancorp, Senior Notes	3.375%	2/5/24	5,000,000	5,256,977
US Bank NA, Senior Notes	3.150%	4/26/21	380,000	386,305
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	12/30/19	2,218,000	2,251,847	(b)(c)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	7,640,000	8,077,162
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	740,858
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	500,000	557,308
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,690,000	1,749,421
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	432,506
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,100,000	2,305,212
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	111,938
Westpac Banking Corp., Senior Notes	2.300%	5/26/20	70,000	70,128
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	390,000	392,477
Total Banks				120,144,718
Capital Markets — 2.5%
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	600,000	650,014
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,550,000	2,698,581
Credit Suisse Group AG, Senior Notes	4.282%	1/9/28	900,000	979,401	(a)
Credit Suisse Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	1,360,000	1,455,020	(a)(b)
Daiwa Securities Group Inc., Senior Notes	3.129%	4/19/22	220,000	224,258	(a)
Goldman Sachs Capital II (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	12/30/19	91,000	80,136	(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	1,180,000	1,191,243

See Notes to Financial Statements.

12	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	$1,940,000	$2,083,369
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	410,000	421,958
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	1,000,000	1,048,857
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,574,779
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	296,551
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,350,000	1,409,939
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	130,000	158,572
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	750,000	803,124	(b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	1,130,000	1,245,592	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	2,280,000	2,463,800
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	60,000	73,907
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	12/30/19	6,200,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	2.686%	8/19/65	360,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	30,000	0	*(e)(f)(g)(h)
Morgan Stanley, Senior Notes	5.500%	7/24/20	600,000	613,627
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	2,270,000	2,440,898	(b)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	3,060,000	3,144,983	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	290,000	314,640	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	1,000,000	1,094,178	(a)
Total Capital Markets				26,467,427
Consumer Finance — 0.3%
American Express Co., Senior Notes	2.650%	12/2/22	1,500,000	1,526,481
American Express Co., Senior Notes	2.500%	7/30/24	420,000	424,035

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Consumer Finance — continued
American Express Credit Corp., Senior Notes	2.375%	5/26/20	$380,000	$380,622
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	940,000	993,453	(a)(b)
Total Consumer Finance				3,324,591
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.250%	7/1/20	1,540,000	1,558,038
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.500%	5/26/22	210,000	215,864
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (3.800% to 8/11/21 then 5 year Treasury Constant Maturity Rate + 3.000%)	3.800%	8/11/26	660,000	670,954	(a)(b)
GE Capital International Funding Co. Unlimited Co., Senior Notes	2.342%	11/15/20	1,464,000	1,462,803
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	2,300,000	2,379,290
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	2,880,000	3,143,658
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	2,000,000	2,035,715	(a)
USAA Capital Corp., Senior Notes	2.625%	6/1/21	2,060,000	2,083,279	(a)
Total Diversified Financial Services				13,549,601
Insurance — 0.2%
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	170,000	170,479
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	100,000	106,918
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	521,155	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	1,000,000	1,115,291	(a)
Reliance Standard Life Global Funding II,
Senior Secured Notes	2.500%	1/15/20	130,000	130,083	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	47,596	(a)
Total Insurance				2,091,522
Total Financials				165,577,859
Health Care — 3.4%
Biotechnology — 0.4%
AbbVie Inc., Senior Notes	2.900%	11/6/22	220,000	224,201
AbbVie Inc., Senior Notes	2.300%	11/21/22	880,000	882,118	(a)

See Notes to Financial Statements.

14	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Biotechnology — continued
AbbVie Inc., Senior Notes	2.600%	11/21/24	$1,050,000	$1,056,758	(a)
AbbVie Inc., Senior Notes	3.600%	5/14/25	510,000	535,231
AbbVie Inc., Senior Notes	2.950%	11/21/26	180,000	181,969	(a)
AbbVie Inc., Senior Notes	3.200%	11/21/29	260,000	264,139	(a)
Amgen Inc., Senior Notes	2.125%	5/1/20	80,000	80,064
Amgen Inc., Senior Notes	3.625%	5/22/24	120,000	127,359
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	110,000	110,519
Gilead Sciences Inc., Senior Notes	2.500%	9/1/23	700,000	709,797
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	90,000	95,397
Total Biotechnology				4,267,552
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, Senior Notes	3.400%	11/30/23	700,000	733,365
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	1,870,000	1,946,882
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	84,000	89,002
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	227,000	268,280
Medtronic Inc., Senior Notes	3.500%	3/15/25	178,000	190,639
Total Health Care Equipment & Supplies				3,228,168
Health Care Providers & Services — 2.0%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,070,000	1,086,799
Anthem Inc., Senior Notes	3.700%	8/15/21	70,000	71,570
Anthem Inc., Senior Notes	3.125%	5/15/22	330,000	337,802
Anthem Inc., Senior Notes	3.650%	12/1/27	240,000	253,670
Cigna Corp., Senior Notes	3.400%	9/17/21	310,000	316,959
Cigna Corp., Senior Notes	3.500%	6/15/24	820,000	852,780	(a)
Cigna Corp., Senior Notes	4.125%	11/15/25	740,000	799,507
Cigna Corp., Senior Notes	4.375%	10/15/28	1,610,000	1,789,210
CVS Health Corp., Senior Notes	3.350%	3/9/21	139,000	141,263
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,057,896
CVS Health Corp., Senior Notes	4.100%	3/25/25	3,600,000	3,868,243
CVS Health Corp., Senior Notes	3.875%	7/20/25	868,000	925,760
CVS Health Corp., Senior Notes	4.300%	3/25/28	3,270,000	3,567,390
Humana Inc., Senior Notes	3.150%	12/1/22	110,000	112,706
Humana Inc., Senior Notes	2.900%	12/15/22	1,800,000	1,834,381
Humana Inc., Senior Notes	3.950%	3/15/27	1,220,000	1,311,626
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	350,000	351,691
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	380,000	384,645
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	230,000	234,174

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	$190,000	$204,986
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	1,150,000	1,276,898
Total Health Care Providers & Services				20,779,956
Pharmaceuticals — 0.7%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	600,000	613,247
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	570,000	598,613
Bristol-Myers Squibb Co., Senior Notes	2.250%	8/15/21	330,000	331,775	(a)
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	520,000	529,070	(a)
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	410,000	427,040	(a)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	980,000	1,011,332	(a)
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	640,000	691,378	(a)
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	740,000	778,355	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	320,000	343,674	(a)
Eli Lilly & Co., Senior Notes	2.350%	5/15/22	680,000	688,335
Johnson & Johnson, Senior Notes	2.450%	3/1/26	1,390,000	1,417,264
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	230,000	219,075
Total Pharmaceuticals				7,649,158
Total Health Care				35,924,834
Industrials — 1.9%
Aerospace & Defense — 0.5%
Boeing Co., Senior Notes	3.100%	5/1/26	70,000	72,938
Boeing Co., Senior Notes	2.800%	3/1/27	90,000	92,067
Boeing Co., Senior Notes	3.200%	3/1/29	330,000	347,167
General Dynamics Corp., Senior Notes	3.750%	5/15/28	1,040,000	1,156,992
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	190,000	194,586
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	450,000	483,770
Northrop Grumman Corp., Senior Notes	2.550%	10/15/22	580,000	588,355
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	1,350,000	1,387,851
United Technologies Corp., Senior Notes	4.500%	4/15/20	170,000	171,550
United Technologies Corp., Senior Notes	3.950%	8/16/25	280,000	304,611
United Technologies Corp., Senior Notes	4.125%	11/16/28	130,000	146,387
Total Aerospace & Defense				4,946,274
Airlines — 0.0%
Delta Air Lines Pass-Through Trust	6.821%	8/10/22	247,225	269,870
Commercial Services & Supplies — 0.3%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	460,000	469,322
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	1,040,000	1,128,792
Republic Services Inc., Senior Notes	3.200%	3/15/25	750,000	782,045

See Notes to Financial Statements.

16	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Commercial Services & Supplies — continued
Waste Management Inc., Senior Notes	3.500%	5/15/24	$450,000	$474,855
Waste Management Inc., Senior Notes	3.200%	6/15/26	190,000	199,939
Waste Management Inc., Senior Notes	3.450%	6/15/29	590,000	634,103
Total Commercial Services & Supplies				3,689,056
Electrical Equipment — 0.3%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,640,000	2,693,536
Industrial Conglomerates — 0.5%
3M Co., Senior Notes	2.375%	8/26/29	280,000	276,945
General Electric Co., Senior Notes	5.500%	1/8/20	50,000	50,152
General Electric Co., Senior Notes	5.550%	5/4/20	220,000	223,031
General Electric Co., Senior Notes	4.650%	10/17/21	1,330,000	1,390,151
General Electric Co., Senior Notes	6.875%	1/10/39	1,590,000	2,142,455
General Electric Co., Subordinated Notes	5.300%	2/11/21	1,184,000	1,224,341
Total Industrial Conglomerates				5,307,075
Road & Rail — 0.1%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	600,000	645,799
Union Pacific Corp., Senior Notes	3.950%	9/10/28	450,000	498,284
Total Road & Rail				1,144,083
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	790,000	821,804	(a)
Transportation Infrastructure — 0.1%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	710,000	748,070	(a)
Total Industrials				19,619,768
Information Technology — 2.1%
Internet Software & Services — 0.1%
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	1,200,000	1,251,156	(a)
IT Services — 0.5%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	1,200,000	1,242,042
Mastercard Inc., Senior Notes	3.375%	4/1/24	700,000	743,005
Visa Inc., Senior Notes	2.200%	12/14/20	840,000	843,373
Visa Inc., Senior Notes	3.150%	12/14/25	1,400,000	1,485,031
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	394,861
Total IT Services				4,708,312

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Semiconductors & Semiconductor Equipment — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	$590,000	$591,805
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	151,474
Total Semiconductors & Semiconductor Equipment				743,279
Software — 0.8%
Microsoft Corp., Senior Notes	1.850%	2/6/20	1,280,000	1,280,188
Microsoft Corp., Senior Notes	1.550%	8/8/21	510,000	508,198
Microsoft Corp., Senior Notes	2.400%	2/6/22	740,000	750,430
Microsoft Corp., Senior Notes	2.400%	8/8/26	3,310,000	3,371,276
Microsoft Corp., Senior Notes	3.300%	2/6/27	670,000	722,063
Microsoft Corp., Senior Notes	3.450%	8/8/36	20,000	22,081
Oracle Corp., Senior Notes	2.500%	10/15/22	1,020,000	1,037,626
salesforce.com Inc., Senior Notes	3.250%	4/11/23	370,000	384,789
salesforce.com Inc., Senior Notes	3.700%	4/11/28	710,000	778,847
Total Software				8,855,498
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc., Senior Notes	2.000%	11/13/20	170,000	170,385
Apple Inc., Senior Notes	1.550%	8/4/21	290,000	288,931
Apple Inc., Senior Notes	2.400%	5/3/23	1,780,000	1,808,299
Apple Inc., Senior Notes	2.450%	8/4/26	1,170,000	1,189,091
Apple Inc., Senior Notes	3.350%	2/9/27	80,000	85,605
Apple Inc., Senior Notes	2.900%	9/12/27	850,000	887,529
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,950,000	2,008,374	(a)
Total Technology Hardware, Storage & Peripherals				6,438,214
Total Information Technology				21,996,459
Materials — 1.8%
Chemicals — 0.1%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	1,080,000	1,151,779	(a)
OCP SA, Senior Notes	4.500%	10/22/25	550,000	584,094	(a)
Total Chemicals				1,735,873
Metals & Mining — 1.5%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	990,000	1,024,117	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	690,000	751,253	(a)
ArcelorMittal, Senior Notes	4.550%	3/11/26	1,350,000	1,416,160
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	40,000	40,817

See Notes to Financial Statements.

18	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Metals & Mining — continued
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25 then USD 5 year ICE Swap Rate + 5.093% to 10/19/45 then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	$1,670,000	$1,959,027	(a)(b)
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	1,310,000	1,370,149	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	370,000	387,292	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	110,000	110,268	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	1,790,000	1,870,749	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,450,000	1,522,568	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	430,000	445,980	(a)
Southern Copper Corp., Senior Notes	3.500%	11/8/22	1,040,000	1,074,926
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,140,000	1,287,570
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	690,000	802,537
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,358,000	1,707,257
Total Metals & Mining				15,770,670
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	1,690,000	1,876,487
Total Materials				19,383,030
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
WEA Finance LLC, Senior Notes	4.125%	9/20/28	500,000	540,648	(a)
Utilities — 0.9%
Electric Utilities — 0.9%
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	690,000	723,877	(a)
Duke Energy Corp., Senior Notes	2.400%	8/15/22	1,640,000	1,652,694
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	1,780,000	1,808,498
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,080,000	1,139,029
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	2,000,000	2,141,860
MidAmerican Energy Co.	3.650%	4/15/29	810,000	889,823
Perusahaan Listrik Negara PT, Senior Notes	4.125%	5/15/27	730,000	766,754	(a)
Perusahaan Listrik Negara PT, Senior Notes	5.450%	5/21/28	580,000	666,638	(a)
Total Utilities				9,789,173
Total Corporate Bonds & Notes (Cost — $372,303,113)				385,594,785

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 25.8%
U.S. Government Agencies — 0.6%
Federal Home Loan Bank (FHLB)	2.125%	2/11/20	$330,000	$330,287
Federal Home Loan Bank (FHLB)	5.625%	6/11/21	1,910,000	2,022,738
Tennessee Valley Authority, Senior Notes	3.875%	2/15/21	3,600,000	3,691,430
Total U.S. Government Agencies				6,044,455
U.S. Government Obligations — 25.2%
U.S. Treasury Bonds	3.750%	11/15/43	16,240,000	20,970,534
U.S. Treasury Bonds	3.000%	2/15/48	18,190,000	21,222,969
U.S. Treasury Bonds	3.125%	5/15/48	5,480,000	6,548,172
U.S. Treasury Bonds	3.000%	8/15/48	17,920,000	20,944,350
U.S. Treasury Bonds	3.000%	2/15/49	3,570,000	4,180,805
U.S. Treasury Bonds	2.875%	5/15/49	3,780,000	4,328,321
U.S. Treasury Bonds	2.250%	8/15/49	6,180,000	6,240,714
U.S. Treasury Bonds	2.375%	11/15/49	1,160,000	1,204,316
U.S. Treasury Notes	1.875%	4/30/22	14,020,000	14,107,625
U.S. Treasury Notes	1.625%	11/15/22	1,670,000	1,671,174
U.S. Treasury Notes	2.750%	8/31/23	2,000,000	2,082,070
U.S. Treasury Notes	2.875%	9/30/23	200,000	209,301
U.S. Treasury Notes	2.250%	4/30/24	280,000	287,399
U.S. Treasury Notes	1.750%	7/31/24	260,000	261,422
U.S. Treasury Notes	2.250%	11/15/24	77,350,000	79,596,474
U.S. Treasury Notes	2.000%	2/15/25	4,390,000	4,465,882
U.S. Treasury Notes	2.875%	7/31/25	11,140,000	11,859,096
U.S. Treasury Notes	2.750%	8/31/25	8,220,000	8,697,466
U.S. Treasury Notes	3.000%	9/30/25	1,970,000	2,112,787
U.S. Treasury Notes	2.250%	11/15/25	8,130,000	8,384,063
U.S. Treasury Notes	2.625%	1/31/26	8,670,000	9,136,520
U.S. Treasury Notes	2.125%	5/31/26	1,190,000	1,219,704
U.S. Treasury Notes	1.875%	7/31/26	2,970,000	2,998,598
U.S. Treasury Notes	1.625%	9/30/26	220,000	218,586
U.S. Treasury Notes	1.625%	10/31/26	6,980,000	6,932,694
U.S. Treasury Notes	1.625%	11/30/26	17,360,000	17,243,362
U.S. Treasury Notes	2.375%	5/15/29	2,170,000	2,281,297
U.S. Treasury Notes	1.625%	8/15/29	5,650,000	5,567,236
Total U.S. Government Obligations				264,972,937
Total U.S. Government & Agency Obligations (Cost — $255,529,036)				271,017,392

See Notes to Financial Statements.

20	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 17.1%
FHLMC — 4.7%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46-9/1/49	$5,844,604	$6,024,070
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	1/1/47-9/1/48	9,973,955	10,376,330
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	4/1/49-10/1/49	26,637,488	27,159,970
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	10/1/49	1,196,288	1,186,128
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	11/1/49	399,578	414,832	(i)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	8/1/47	1,568,983	1,664,146
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	4/1/48-9/1/48	1,921,624	1,968,221
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	9/1/48-12/1/48	883,701	909,909
Total FHLMC				49,703,606
FNMA — 9.4%
Federal National Mortgage Association (FNMA)	9.500%	4/15/21	140	140
Federal National Mortgage Association (FNMA)	3.070%	1/1/29	170,000	180,728
Federal National Mortgage Association (FNMA)	3.530%	1/1/29	500,000	546,604
Federal National Mortgage Association (FNMA)	3.600%	1/1/29	493,897	540,073
Federal National Mortgage Association (FNMA)	3.350%	5/1/29	100,000	108,241
Federal National Mortgage Association (FNMA)	3.160%	6/1/29	2,260,000	2,413,046
Federal National Mortgage Association (FNMA)	2.520%	10/1/29	100,000	102,132
Federal National Mortgage Association (FNMA)	3.500%	12/1/42-3/1/57	36,388,524	37,591,030
Federal National Mortgage Association (FNMA)	3.000%	6/1/46-10/1/49	22,677,378	23,148,875
Federal National Mortgage Association (FNMA)	4.000%	4/1/47-6/1/57	16,326,516	17,136,510
Federal National Mortgage Association (FNMA)	5.000%	11/1/48-12/1/48	170,945	182,592

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	4.500%	5/1/49	$5,566,035	$5,851,421
Federal National Mortgage Association (FNMA)	3.500%	10/1/49	496,168	515,109	(i)
Federal National Mortgage Association (FNMA)	3.000%	12/1/49-1/1/50	3,000,000	3,040,173	(j)
Federal National Mortgage Association (FNMA)	2.500%	1/1/50	6,500,000	6,431,987	(j)
Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.424%)	4.390%	5/1/43	762,701	785,023	(b)
Total FNMA				98,573,684
GNMA — 3.0%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	633,520	654,065
Government National Mortgage Association (GNMA) II	3.500%	3/20/45-10/20/49	2,120,802	2,184,634
Government National Mortgage Association (GNMA) II	3.000%	9/20/47-11/20/47	104,787	107,913
Government National Mortgage Association (GNMA) II	4.000%	11/20/47-8/20/48	279,717	292,302
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	136,403	143,576
Government National Mortgage Association (GNMA) II	2.500%	8/20/49-11/20/49	794,535	787,917	(i)
Government National Mortgage Association (GNMA) II	2.500%	1/20/50	4,500,000	4,526,567	(j)
Government National Mortgage Association (GNMA) II	3.000%	1/20/50	22,700,000	23,312,900	(j)
Total GNMA				32,009,874
Total Mortgage-Backed Securities (Cost — $178,552,305)				180,287,164
Collateralized Mortgage Obligations (k) — 7.8%
280 Park Avenue Mortgage Trust, 2017- 280P A (1 mo. USD LIBOR + 0.880%)	2.645%	9/15/34	730,000	731,166	(a)(b)
Adjustable Rate Mortgage Trust, 2004-5 4A1	4.341%	4/25/35	342,472	349,499	(b)
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	2.123%	5/28/36	632,761	632,454	(a)(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	2,285,000	2,343,519	(a)(b)
BENCHMARK Mortgage Trust, 2018-B7 A4	4.510%	5/15/53	2,200,000	2,540,526	(b)
BENCHMARK Mortgage Trust, 2019-B10 A4	3.717%	3/15/62	2,760,000	3,031,068

See Notes to Financial Statements.

22	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	$640,000	$679,039
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	560,000	597,755	(a)(b)
Commercial Mortgage Trust, 2014-CR18 XA, IO	1.161%	7/15/47	4,489,965	170,033	(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.364%	3/10/47	3,475,134	136,315	(b)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	80,000	85,236
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	70,000	73,324	(b)
Commercial Mortgage Trust, 2013-CR12 C	5.250%	10/10/46	40,000	40,572	(b)
CSMC Trust, 2014-USA B	4.185%	9/15/37	2,820,000	2,972,537	(a)
CSMC Trust, 2017-LSTK A	2.761%	4/5/33	580,000	581,680	(a)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	1,201,676	1,259,477	(a)(b)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	5,490,808	5,612,734	(a)(b)
CSMC Trust, 2018-PLUM A (1 mo. USD LIBOR + 3.231%)	4.997%	8/15/20	107,583	107,718	(a)(b)
CSMC Trust, 2019-AFC1 A1, Step Bond	2.573%	7/25/49	2,422,567	2,423,950	(a)
CSMC Trust, 2019-AFC1 A3, Step Bond	2.877%	7/25/49	2,422,567	2,423,934	(a)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	2.745%	5/15/36	1,900,000	1,904,741	(a)(b)
FDIC Guaranteed Notes Trust, 2010-S2 3A (1 mo. USD LIBOR + 0.700%)	2.486%	12/29/45	104,811	104,917	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 A2	3.505%	3/25/29	980,000	1,079,351
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.704%	3/25/29	2,498,647	117,242	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.092%	5/25/29	1,998,544	153,192	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	590,000	627,061
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4066 PI, IO	3.500%	9/15/31	2,542,000	222,197
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.485%	9/15/42	621,992	90,876	(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Strips, 170 B, IO	10.000%	3/1/21	$1	$0	(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN2 M2 (1 mo. USD LIBOR + 1.650%)	3.358%	4/25/24	227,341	227,959	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M2 (1 mo. USD LIBOR + 2.850%)	4.558%	4/25/28	906,257	916,076	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQA1 M2 (1 mo. USD LIBOR + 2.650%)	4.358%	3/25/28	94,966	95,181	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2 (1 mo. USD LIBOR + 2.900%)	4.608%	7/25/28	293,247	294,680	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M2 (1 mo. USD LIBOR + 2.600%)	4.308%	12/25/27	112,434	112,812	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 M2 (1 mo. USD LIBOR + 2.000%)	3.708%	12/25/28	266,464	267,039	(b)
Federal National Mortgage Association (FNMA) — CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	6.708%	11/25/24	1,066,090	1,140,932	(b)
Federal National Mortgage Association (FNMA) — CAS, 2016-C02 1M2 (1 mo. USD LIBOR + 6.000%)	7.708%	9/25/28	2,008,693	2,193,485	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	5.958%	1/25/29	2,070,000	2,194,321	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%)	2.958%	7/25/29	2,520,000	2,523,147	(a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	460,000	510,542
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	950,000	1,030,793

See Notes to Financial Statements.

24	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	$1,627,923	$1,662,389
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	500,000	501,545
Federal National Mortgage Association (FNMA) REMIC, 1992-96 B, PO, PAC	0.000%	5/25/22	3	2
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	827,765	50,742
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IA, IO	3.000%	9/25/32	1,190,216	100,064
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	240,032	245,322	(a)(b)
FREMF Mortgage Trust, 2013-KF02 C (1 mo. USD LIBOR + 4.000%)	5.785%	12/25/45	9,166	9,168	(a)(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	2.347%	8/20/58	575,429	573,715	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	2.447%	11/20/60	1,655,562	1,653,699	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	2.497%	2/20/61	482,418	482,490	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	2.497%	3/20/61	239,566	239,589	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.944%	4/16/53	3,431,044	94,306	(b)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. USD LIBOR + 0.350%)	2.347%	12/20/62	1,018,572	1,015,513	(b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.590%	4/16/47	6,800,532	221,608	(b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.954%	6/16/54	4,790,916	221,581	(b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.856%	8/16/54	3,394,599	130,904	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.644%	5/16/55	4,305,674	158,498	(b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.757%	8/16/54	6,461,047	287,760	(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	$628,948	$641,946
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	500,000	512,773
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	3.065%	9/15/31	3,030,000	3,023,198	(a)(b)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.500%)	4.265%	9/15/31	2,360,000	2,354,695	(a)(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	240,000	263,176	(b)
GS Mortgage Securities Trust, 2016-GS3 C	4.097%	10/10/49	570,000	594,762	(b)
GSMSC Resecuritization Trust, 2015-7R A (1 mo. USD LIBOR + 0.150%)	1.931%	9/26/37	657,364	650,029	(a)(b)
HarborView Mortgage Loan Trust, 2004-10 4A	4.073%	1/19/35	141,204	141,431	(b)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	2.208%	5/25/37	1,161,838	1,181,807	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.055%	1/15/47	90,000	97,767	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.709%	9/15/47	300,000	308,238	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.410%	7/15/48	654,000	694,638	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	5.515%	5/15/28	657,048	646,459	(a)(b)
Madison Avenue Mortgage Trust, 2017-330M A	3.294%	8/15/34	630,000	647,637	(a)(b)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A1 2A1	4.208%	2/25/34	204,348	207,762	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,245,000	1,331,994
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	3.165%	5/15/36	1,930,000	1,929,820	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2004-6AR 1A (1 mo. USD LIBOR + 0.900%)	2.608%	7/25/34	81,518	81,882	(b)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	1,440,000	1,488,461	(a)(b)
MSCG Trust, 2016-SNR C	5.205%	11/15/34	459,000	469,649	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/34	1,300,000	1,324,480	(a)

See Notes to Financial Statements.

26	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Natixis Commercial Mortgage Securities Trust, 2019-FAME B	3.655%	8/15/34	$2,550,000	$2,598,730	(a)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	912,901	939,639	(a)(b)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	923,716	966,516	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	997,659	1,046,374	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	1,624,109	1,717,993	(a)(b)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	787	588
SACO I Trust, 2007-VA1 A	8.933%	6/25/21	90,604	86,035	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C4 D	4.629%	12/10/45	570,000	565,898	(a)(b)
Virginia Housing Development Authority, 2006-C CTFS	6.000%	6/25/34	527,628	558,774
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR9 A7	4.410%	8/25/34	1,786,941	1,822,357	(b)
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR13 A2A (1 mo. USD LIBOR + 0.740%)	2.448%	11/25/34	496,882	502,462	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	2.428%	7/25/45	2,394,868	2,386,500	(b)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	347,855	358,340	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.715%	10/15/57	5,357,702	126,636	(b)
Total Collateralized Mortgage Obligations (Cost — $82,771,462)				82,517,421
Asset-Backed Securities — 6.6%
AccessLex Institute, 2005-A A3 (3 mo. USD LIBOR + 0.400%)	2.340%	7/25/34	962,937	948,196	(b)
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	3.329%	5/1/26	337,503	338,127	(a)(b)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	3.499%	5/1/27	541,493	541,704	(a)(b)
AMMC CLO XII Ltd., 2013-012A AR (3 mo. USD LIBOR + 1.200%)	3.101%	11/10/30	500,000	499,164	(a)(b)
Apidos CLO XII, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	3.081%	4/15/31	1,250,000	1,243,830	(a)(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Apidos CLO XXII, 2015-22A A1 (3 mo. USD LIBOR + 1.500%)	3.466%	10/20/27	$1,500,000	$1,500,073	(a)(b)
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	1,000,000	1,013,330	(a)
Ares LII CLO Ltd., 2019-52A B (3 mo. USD LIBOR + 1.850%)	3.803%	4/22/31	250,000	249,174	(a)(b)
Ares XLVII CLO Ltd., 2018-47A A1 (3 mo. USD LIBOR + 0.920%)	2.921%	4/15/30	860,000	851,677	(a)(b)
Avery Point CLO Ltd., 2014-5A AR (3 mo. USD LIBOR + 0.980%)	2.982%	7/17/26	759,166	759,193	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	2,960,000	3,080,504	(a)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	460,000	458,928	(a)
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. USD LIBOR + 1.000%)	2.966%	4/20/31	1,000,000	988,651	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2004-SD2 A3 (1 year Treasury Constant Maturity Rate + 2.320%)	4.510%	3/25/44	433,156	439,754	(b)
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR (3 mo. USD LIBOR + 1.250%)	3.216%	1/20/29	750,000	749,597	(a)(b)
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	3.090%	11/23/25	455,749	455,871	(a)(b)
California Street CLO IX LP, 2012-9A AR2 (3 mo. USD LIBOR + 1.320%)	3.601%	7/16/32	1,590,000	1,590,479	(a)(b)
Carlyle US CLO Ltd., 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	3.186%	7/20/31	750,000	747,875	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	3.666%	4/20/29	1,250,000	1,246,707	(a)(b)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	3.056%	10/20/28	250,000	249,929	(a)(b)
Cent CLO 24 Ltd., 2015-24A A1R (3 mo. USD LIBOR + 1.070%)	3.071%	10/15/26	1,250,000	1,249,254	(a)(b)
Countrywide Asset-Backed Certificates, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	2.638%	12/25/35	1,470,000	1,482,143	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	1.915%	11/15/36	658,709	587,041	(b)
CWHEQ Revolving Home Equity Loan Trust Series, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	1.905%	1/15/37	878,573	848,196	(b)

See Notes to Financial Statements.

28	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
DRB Prime Student Loan Trust, 2015-B A1 (1 mo. USD LIBOR + 1.900%)	3.608%	10/27/31	$307,183	$310,898	(a)(b)
Dryden 37 Senior Loan Fund, 2015-37A AR (3 mo. USD LIBOR + 1.100%)	3.101%	1/15/31	750,000	746,568	(a)(b)
Dryden 75 CLO Ltd., 2019-75A AR (3 mo. USD LIBOR + 1.200%)	3.201%	7/15/30	800,000	800,234	(a)(b)
Education Loan Asset-Backed Trust I, 2013-1 A2 (1 mo. USD LIBOR + 0.800%)	2.508%	4/26/32	3,000,000	2,966,899	(a)(b)
First Franklin Mortgage Loan Trust, 2003- FF1 A1 (1 mo. USD LIBOR + 1.125%)	2.906%	3/25/33	629,384	625,848	(b)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	2,220,000	2,452,073
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	34,836	34,976	(a)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	3.020%	7/25/27	637,622	637,272	(a)(b)
Hertz Vehicle Financing II LP, 2017-1A A	2.960%	10/25/21	3,380,000	3,404,329	(a)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	3,530,000	3,628,145	(a)
KKR CLO 16 Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	3.216%	1/20/29	1,020,000	1,020,047	(a)(b)
KKR CLO 16 Ltd., 16 A2R (3 mo. USD LIBOR + 1.800%)	3.766%	1/20/29	460,000	458,126	(a)(b)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	3.001%	4/15/31	1,000,000	987,906	(a)(b)
LCM XXIII Ltd., 2023-A A1 (3 mo. USD LIBOR + 1.400%)	3.366%	10/20/29	750,000	750,037	(a)(b)
Legacy Mortgage Asset Trust, 2019-GS5 A1	3.200%	5/25/59	3,951,610	3,963,834	(a)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	2,503,227	2,611,497	(a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	3.566%	10/20/30	550,000	542,944	(a)(b)
NADG NNN Operating LP, 19-1 A	3.368%	12/28/49	1,560,000	1,560,000	(a)(e)(f)(i)
NCUA Guaranteed Notes Trust, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	2.120%	12/7/20	543,507	544,077	(b)
Nelnet Student Loan Trust, 2012-2A A (1 mo. USD LIBOR + 0.800%)	2.508%	12/26/33	963,201	960,681	(a)(b)
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	0.000%	11/15/32	550,000	550,000	(a)(b)(i)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	3.320%	8/15/29	500,000	500,037	(a)(b)
OZLM VII Ltd., 2014-7RA A2R (3 mo. USD LIBOR + 1.600%)	3.602%	7/17/29	1,250,000	1,236,311	(a)(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	2.986%	4/30/27	$1,250,000	$1,248,957	(a)(b)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	2.869%	3/15/33	548,270	533,405	(a)(b)
SLM Student Loan Trust, 2003-4 A5E (3 mo. USD LIBOR + 0.750%)	2.869%	3/15/33	1,115,667	1,085,416	(a)(b)
Symphony CLO XVIII Ltd., 2016-18A B (3 mo. USD LIBOR + 1.800%)	3.734%	1/23/28	750,000	750,015	(a)(b)
TCI-Flatiron CLO Ltd., 2016-1A AR (3 mo. USD LIBOR + 1.220%)	3.222%	7/17/28	1,000,000	1,000,058	(a)(b)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	3.651%	10/13/29	1,000,000	998,002	(a)(b)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	1,699,634	1,719,750	(a)(b)
Towd Point Mortgage Trust, 2017-6 A1	2.750%	10/25/57	1,229,153	1,239,897	(a)(b)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	3.666%	10/20/28	530,000	526,916	(a)(b)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	3.318%	10/25/32	1,070,000	1,070,366	(a)(b)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	2.891%	4/15/29	1,000,000	995,173	(a)(b)
Voya CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 0.900%)	2.903%	1/18/29	500,000	497,259	(a)(b)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	3.711%	6/7/30	500,000	498,926	(a)(b)
Whitehorse XII Ltd., 2018-12A A (3 mo. USD LIBOR + 1.250%)	3.251%	10/15/31	820,000	815,241	(a)(b)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	3.569%	7/15/32	1,750,000	1,737,731	(a)(b)
ZAIS CLO 2 Ltd., 2014-2A A1BR	2.920%	7/25/26	439,542	439,903	(a)
ZAIS CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	3.531%	10/15/28	500,000	498,121	(a)(b)
Total Asset-Backed Securities (Cost — $68,339,385)				69,067,272
Sovereign Bonds — 5.5%
Brazil — 0.1%
Brazilian Government International Bond, Senior Notes	4.875%	1/22/21	480,000	494,640
Canada — 0.3%
Province of Ontario Canada, Senior Notes	4.400%	4/14/20	1,440,000	1,453,260
Province of Quebec Canada, Senior Notes	2.625%	2/13/23	1,400,000	1,437,891
Total Canada				2,891,151

See Notes to Financial Statements.

30	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Colombia — 0.5%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	$1,210,000	$1,273,945
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	560,000	618,155
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	920,000	1,129,240
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	2,200,000	2,607,957
Total Colombia				5,629,297
India — 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	660,000	676,374	(a)
Indonesia — 0.4%
Indonesia Government International Bond, Senior Notes	5.875%	3/13/20	240,000	242,858	(l)
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	479,000	541,461	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	200,000	212,240	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	200,000	237,434	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	2,730,000	3,240,968	(l)
Total Indonesia				4,474,961
Kazakhstan — 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	1,270,000	1,541,772	(a)
Kuwait — 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	2,170,000	2,329,458	(a)
Mexico — 0.7%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	3,020,000	3,191,581
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	1,340,000	1,401,613
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	2,640,000	2,886,669
Total Mexico				7,479,863
Panama — 0.4%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	930,000	1,311,016

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Panama — continued
Panama Government International Bond, Senior Notes	4.500%	5/15/47	$1,240,000	$1,467,460
Panama Government International Bond, Senior Notes	4.300%	4/29/53	1,630,000	1,888,249
Total Panama				4,666,725
Peru — 0.3%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	1,350,000	1,974,287
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	770,000	1,126,075
Total Peru				3,100,362
Poland — 0.3%
Republic of Poland Government International Bond, Senior Notes	5.125%	4/21/21	1,380,000	1,441,485
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	1,870,000	2,017,437
Total Poland				3,458,922
Qatar — 0.5%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	1,390,000	1,468,132	(l)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	200,000	210,586	(l)
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	1,030,000	1,149,274	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	2,110,000	2,612,824	(a)
Total Qatar				5,440,816
Russia — 0.6%
Russian Foreign Bond — Eurobond, Senior Notes	4.875%	9/16/23	800,000	878,075	(a)
Russian Foreign Bond — Eurobond, Senior Notes	7.500%	3/31/30	190,615	217,613	(l)
Russian Foreign Bond — Eurobond, Senior Notes	7.500%	3/31/30	60,300	68,841	(a)
Russian Foreign Bond — Eurobond, Senior Notes	5.625%	4/4/42	2,200,000	2,791,162	(l)
Russian Foreign Bond — Eurobond, Senior Notes	5.875%	9/16/43	1,400,000	1,830,304	(l)
Total Russia				5,785,995

See Notes to Financial Statements.

32	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Saudi Arabia — 0.0%
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	$290,000	$295,670	(a)
United Arab Emirates — 0.5%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	2,100,000	2,125,309	(a)
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	3,280,000	3,268,422	(a)
Total United Arab Emirates				5,393,731
Uruguay — 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	2,200,000	2,440,350
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	1,240,000	1,484,819
Total Uruguay				3,925,169
Total Sovereign Bonds (Cost — $52,649,815)				57,584,906
U.S. Treasury Inflation Protected Securities — 2.3%
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	3,294,053	3,958,533
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	1,232,107	1,303,136
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	2,860,783	3,207,986
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	2,894,564	3,265,973
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	9,458,737	10,735,864
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/27	1,910,327	1,942,095
Total U.S. Treasury Inflation Protected Securities (Cost — $22,137,788)				24,413,587

	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
90-Day Euro Futures, Call @ $98.13	12/16/19	108	270,000	2,700
Eurodollar 1-Year Mid Curve Futures, Call @ $97.38	12/16/19	108	270,000	193,725
U.S. Treasury 5-Year Notes Futures, Call @ $118.50	12/27/19	222	222,000	138,750
U.S. Treasury 10-Year Notes Futures, Call @ $129.00	12/27/19	86	86,000	65,844
U.S. Treasury 10-Year Notes Futures, Call @ $129.50	12/27/19	143	143,000	71,500
U.S. Treasury 10-Year Notes Futures, Call @ $130.50	12/27/19	84	84,000	15,750

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Intermediate Bond Fund

Security	Expiration Date	Contracts	Notional Amount	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 10-Year Notes Futures, Put @ $127.50	12/27/19	61	$61,000	$4,766
U.S. Treasury 10-Year Notes Futures, Put @ $122.50	2/21/20	443	443,000	13,844
U.S. Treasury 10-Year Notes Futures, Put @ $129.00	12/27/19	57	57,000	23,156
U.S. Treasury 10-Year Notes Futures, Put @ $129.50	12/27/19	56	56,000	35,875
U.S. Treasury 5-Year Notes Futures, Call @ $119.25	12/27/19	144	144,000	30,375
U.S. Treasury 5-Year Notes Futures, Put @ $117.75	12/27/19	124	124,000	3,875
U.S. Treasury Long-Term Bonds Futures, Call @ $157.00	12/27/19	56	56,000	140,000
Total Purchased Options (Cost — $607,512)				740,160
Total Investments before Short-Term Investments (Cost — $1,032,890,416)				1,071,222,687

	Rate		Shares
Short-Term Investments — 1.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $16,632,175)	1.531%		16,632,175	16,632,175	(m)
Total Investments — 103.5% (Cost — $1,049,522,591)				1,087,854,862
Liabilities in Excess of Other Assets — (3.5)%				(36,525,491)
Total Net Assets — 100.0%				$1,051,329,371

See Notes to Financial Statements.

34	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

Western Asset Intermediate Bond Fund

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of November 30, 2019.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of November 30, 2019.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2019, the Fund held TBA securities with a total cost of $37,297,426.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At November 30, 2019, the total market value of investments in Affiliated Companies was $16,632,175 and the cost was $16,632,175 (Note 8).

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

CTFS	— Certificates

ICE	— Intercontinental Exchange

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

USD	— United States Dollar

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Intermediate Bond Fund

Schedule of Written Options
Exchange-Traded Written Options
Security		Expiration Date	Strike Price		Contracts	Notional Amount	Value
Eurodollar 1-Year Mid Curve Futures, Call		12/16/19	$97.63		135	$337,500	$(157,781)
U.S. Treasury 5-Year Notes Futures, Call		12/27/19	119.50		275	275,000	(36,523)
U.S. Treasury 5-Year Notes Futures, Call		12/27/19	119.75		345	345,000	(29,649)
U.S. Treasury 5-Year Notes Futures, Call		12/27/19	120.00		57	57,000	(3,117)
U.S. Treasury 5-Year Notes Futures, Call		12/27/19	120.25		319	319,000	(9,969)
U.S. Treasury 5-Year Notes Futures, Put		12/27/19	117.00		248	248,000	(3,875)
U.S. Treasury 5-Year Notes Futures, Put		12/27/19	118.25		149	149,000	(13,969)
U.S. Treasury 10-Year Notes Futures, Call		12/27/19	130.00		115	115,000	(35,937)
U.S. Treasury 10-Year Notes Futures, Call		12/27/19	131.00		259	259,000	(28,328)
U.S. Treasury 10-Year Notes Futures, Call		12/27/19	132.00		419	419,000	(13,094)
U.S. Treasury 10-Year Notes Futures, Call		1/24/20	132.00		87	87,000	(12,234)
U.S. Treasury 10-Year Notes Futures, Call		1/24/20	132.50		87	87,000	(9,516)
U.S. Treasury 10-Year Notes Futures, Call		2/21/20	131.50		61	61,000	(20,016)
U.S. Treasury 10-Year Notes Futures, Call		2/21/20	133.00		226	226,000	(35,312)
U.S. Treasury 10-Year Notes Futures, Put		12/27/19	126.50		155	155,000	(4,844)
U.S. Treasury 10-Year Notes Futures, Put		12/27/19	128.00		211	211,000	(26,375)
U.S. Treasury 10-Year Notes Futures, Put		12/27/19	128.50		120	120,000	(28,125)
U.S. Treasury Long-Term Bonds Futures, Call		1/24/20	161.00		56	56,000	(59,500)
Total Exchange-Traded Written Options (Premiums received — $747,301)							$(528,164)
OTC Written Options

	Counterparty
Interest rate swaption with Bank of America N.A., Call	Bank of America N.A.	12/9/19	135.00	bps	3,940,000	$3,940,000	$(9)
Interest rate swaption with Bank of America N.A., Call	Bank of America N.A.	12/9/19	135.00	bps	2,280,000	2,280,000	(5)
Interest rate swaption with Bank of America N.A., Put	Bank of America N.A.	12/9/19	185.00	bps	3,940,000	3,940,000	(970)
Interest rate swaption with Bank of America N.A., Put	Bank of America N.A.	12/9/19	185.00	bps	2,280,000	2,280,000	(562)
Interest rate swaption with Citibank N.A., Call	Citibank N.A.	2/4/20	137.00	bps	3,740,000	3,740,000	(7,392)
Interest rate swaption with Citibank N.A., Put	Citibank N.A.	2/4/20	177.00	bps	3,740,000	3,740,000	(5,775)
Total OTC Written Options (Premiums received — $80,575)							$(14,713)
Total Written Options (Premiums received — $827,876)							$(542,877)

Abbreviation used in this schedule:
bps — basis point spread (100 basis points = 1.00%)

See Notes to Financial Statements.

36	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

Western Asset Intermediate Bond Fund

At November 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	271	6/20	$65,987,171	$66,652,450	$665,279
90-Day Eurodollar	408	3/21	100,348,882	100,510,800	161,918
U.S. Treasury 2-Year Notes	1,467	3/20	316,564,728	316,264,571	(300,157)
U.S. Treasury 5-Year Notes	445	3/20	52,968,121	52,941,094	(27,027)
U.S. Treasury 10-Year Notes	3,084	3/20	399,764,005	398,944,328	(819,677)
					(319,664)
Contracts to Sell:
90-Day Euro Dollar	97	12/19	23,785,707	23,787,431	(1,724)
90-Day Eurodollar	160	6/21	39,469,252	39,418,000	51,252
U.S. Treasury Long-Term Bonds	891	3/20	142,389,129	141,641,156	747,973
U.S. Treasury Ultra Long- Term Bonds	268	3/20	50,564,278	50,308,625	255,653
Ultra 10-Year US Treasury Note Futures	56	3/20	7,991,974	7,964,250	27,724
					1,080,878
Net unrealized appreciation on open futures contracts					$761,214

At November 30, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation
$29,282,000	9/15/21	1.350% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	$(5,569)	$9,097
159,010,000	6/30/26	1.550% semi-annually	3-Month LIBOR quarterly	466,145	178,743
33,881,000	6/30/26	1.250% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(35,875)	292,636
48,895,000	7/31/26	1.520% semi-annually	3-Month LIBOR quarterly	180,401	104,739

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Intermediate Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation
	$3,122,000	11/15/44	1.810% semi-annually	3-Month LIBOR quarterly	$4,178	$43,534
	33,274,000	11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	(39,018)	274,139
Total	$307,464,000				$570,262	$902,888

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.33 Index	$27,115,000	12/20/24	1.000% quarterly	$653,173	$517,367	$135,806

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR — London Interbank Offered Rate

See Notes to Financial Statements.

38	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

November 30, 2019

Assets:
Investments in unaffiliated securities, at value (Cost — $1,032,890,416)	$1,071,222,687
Investments in affiliated securities, at value (Cost — $16,632,175)	16,632,175
Cash	10,461,459
Receivable for securities sold	75,535,124
Interest receivable	6,139,477
Receivable from broker — variation margin on centrally cleared swap contracts	4,011,616
Deposits with brokers for open futures contracts and exchange-traded options	2,670,000
Receivable from broker — variation margin on open futures contracts	225,670
Receivable for Fund shares sold	48,367
Deposits with brokers for OTC derivatives	10,000
Prepaid expenses	61,739
Total Assets	1,187,018,314

Liabilities:
Payable for securities purchased	133,985,411
Written options, at value (premiums received — $827,876)	542,877
Distributions payable	392,976
Investment management fee payable	341,734
Payable for Fund shares repurchased	296,493
Directors’ fees payable	3,588
Service and/or distribution fees payable	1,889
Accrued expenses	123,975
Total Liabilities	135,688,943
Total Net Assets	$1,051,329,371

Net Assets:
Par value (Note 7)	$94,023
Paid-in capital in excess of par value	1,029,686,929
Total distributable earnings (loss)	21,548,419
Total Net Assets	$1,051,329,371

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	39

Statement of assets and liabilities (unaudited) (cont’d)

November 30, 2019

Net Assets:
Class A	$3,817,027
Class C	$1,178,196
Class R	$405,201
Class I	$683,203,924
Class IS	$362,725,023

Shares Outstanding:
Class A	341,704
Class C	105,235
Class R	36,228
Class I	61,114,730
Class IS	32,425,049

Net Asset Value:
Class A (and redemption price)	$11.17
Class C*	$11.20
Class R (and redemption price)	$11.18
Class I (and redemption price)	$11.18
Class IS (and redemption price)	$11.19
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.67

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

40	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended November 30, 2019

Investment Income:
Interest from unaffiliated investments	$16,043,490
Interest from affiliated investments	109,498
Less: Foreign taxes withheld	(10,645)
Total Investment Income	16,142,343

Expenses:
Investment management fee (Note 2)	2,025,558
Transfer agent fees (Note 5)	332,205
Registration fees	52,265
Fund accounting fees	40,387
Audit and tax fees	30,509
Fees recaptured by investment manager (Note 2)	16,135
Legal fees	16,123
Directors’ fees	14,476
Shareholder reports	14,240
Service and/or distribution fees (Notes 2 and 5)	10,507
Insurance	5,642
Custody fees	3,853
Commitment fees (Note 9)	3,115
Miscellaneous expenses	6,364
Total Expenses	2,571,379
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(599)
Net Expenses	2,570,780
Net Investment Income	13,571,563

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	4,194,960
Futures contracts	(4,565,597)
Written options	2,109,329
Swap contracts	(12,396,040)
Net Realized Loss	(10,657,348)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	20,753,780
Futures contracts	(2,353,960)
Written options	1,471,564
Swap contracts	7,939,334
Change in Net Unrealized Appreciation (Depreciation)	27,810,718
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	17,153,370
Increase in Net Assets From Operations	$30,724,933

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	41

Statements of changes in net assets

For the Six Months Ended November 30, 2019 (unaudited) and the Year Ended May 31, 2019	November 30	May 31

Operations:
Net investment income	$13,571,563	$25,106,678
Net realized loss	(10,657,348)	(7,254,797)
Change in net unrealized appreciation (depreciation)	27,810,718	32,432,615
Increase in Net Assets From Operations	30,724,933	50,284,496

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(13,660,726)	(25,687,319)
Decrease in Net Assets From Distributions to Shareholders	(13,660,726)	(25,687,319)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	138,360,295	291,323,302
Reinvestment of distributions	11,226,186	20,820,751
Cost of shares repurchased	(100,264,230)	(125,264,979)
Increase in Net Assets From Fund Share Transactions	49,322,251	186,879,074
Increase in Net Assets	66,386,458	211,476,251

Net Assets:
Beginning of period	984,942,913	773,466,662
End of period	$1,051,329,371	$984,942,913

See Notes to Financial Statements.

42	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.98	$10.70	$10.94	$11.09	$11.17	$11.13

Income (loss) from operations:
Net investment income	0.13	0.28	0.22	0.22	0.23	0.19
Net realized and unrealized gain (loss)	0.19	0.28	(0.25)	0.06	0.01	0.04
Total income (loss) from operations	0.32	0.56	(0.03)	0.28	0.24	0.23

Less distributions from:
Net investment income	(0.13)	(0.28)	(0.21)	(0.21)	(0.23)	(0.19)
Net realized gains	—	—	—	(0.22)	(0.09)	—
Total distributions	(0.13)	(0.28)	(0.21)	(0.43)	(0.32)	(0.19)

Net asset value, end of period	$11.17	$10.98	$10.70	$10.94	$11.09	$11.17
Total return[3]	2.93%	5.32%	(0.28)%	2.60%	2.18%	2.12%

Net assets, end of period (000s)	$3,817	$4,530	$3,506	$6,374	$2,125	$856

Ratios to average net assets:
Gross expenses	0.89%[4]	0.85%	0.87%	0.85%[5]	0.83%[5]	0.92%[5]
Net expenses[6]	0.89 [4,7]	0.85	0.87	0.85 [5]	0.82 [5,7]	0.90 [5,7]
Net investment income	2.30 [4]	2.57	2.02	2.00	2.05	1.72

Portfolio turnover rate[8]	48%	94%	84%	55%	106%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2019 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 61% for the six months ended November 30, 2019, 133%, 154%, 60%, 106% and 61% for the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	43

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.01	$10.73	$10.96	$11.11	$11.19	$11.15

Income (loss) from operations:
Net investment income	0.09	0.20	0.16	0.14	0.14	0.11
Net realized and unrealized gain (loss)	0.20	0.28	(0.23)	0.06	0.01	0.04
Total income (loss) from operations	0.29	0.48	(0.07)	0.20	0.15	0.15

Less distributions from:
Net investment income	(0.10)	(0.20)	(0.16)	(0.13)	(0.14)	(0.11)
Net realized gains	—	—	—	(0.22)	(0.09)	—
Total distributions	(0.10)	(0.20)	(0.16)	(0.35)	(0.23)	(0.11)

Net asset value, end of period	$11.20	$11.01	$10.73	$10.96	$11.11	$11.19
Total return[3]	2.60%	4.57%	(0.69)%	1.84%	1.35%	1.36%

Net assets, end of period (000s)	$1,178	$645	$497	$751	$602	$231

Ratios to average net assets:
Gross expenses	1.52%[4]	1.57%	1.58%	1.59%[5]	1.65%[5]	1.67%[5]
Net expenses[6]	1.52 [4]	1.57	1.58 [7]	1.59 [5]	1.64 [5,7]	1.65 [5,7]
Net investment income	1.65 [4]	1.86	1.42	1.25	1.24	1.01

Portfolio turnover rate[8]	48%	94%	84%	55%	106%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 61% for the six months ended November 30, 2019, 133%, 154%, 60%, 106% and 61% for the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

44	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.00	$10.72	$10.94	$11.09	$11.18	$11.13

Income (loss) from operations:
Net investment income	0.11	0.24	0.20	0.19	0.19	0.16
Net realized and unrealized gain (loss)	0.19	0.29	(0.22)	0.06	0.00 [3]	0.06
Total income (loss) from operations	0.30	0.53	(0.02)	0.25	0.19	0.22

Less distributions from:
Net investment income	(0.12)	(0.25)	(0.20)	(0.18)	(0.19)	(0.17)
Net realized gains	—	—	—	(0.22)	(0.09)	—
Total distributions	(0.12)	(0.25)	(0.20)	(0.40)	(0.28)	(0.17)

Net asset value, end of period	$11.18	$11.00	$10.72	$10.94	$11.09	$11.18
Total return[4]	2.69%	5.03%	(0.18)%	2.29%	1.84%	1.86%

Net assets, end of period (000s)	$405	$276	$147	$208	$185	$106

Ratios to average net assets:
Gross expenses[5]	1.34%[6]	1.34%	1.23%	1.26%	1.36%	1.19%
Net expenses[5,7,8]	1.15 [6]	1.15	1.15	1.15	1.15	1.15
Net investment income	2.04 [6]	2.29	1.85	1.69	1.72	1.45

Portfolio turnover rate[9]	48%	94%	84%	55%	106%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 61% for the six months ended November 30, 2019, 133%, 154%, 60%, 106% and 61% for the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	45

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.99	$10.71	$10.94	$11.09	$11.17	$11.13

Income (loss) from operations:
Net investment income	0.15	0.31	0.27	0.26	0.26	0.24
Net realized and unrealized gain (loss)	0.19	0.29	(0.23)	0.06	0.01	0.04
Total income from operations	0.34	0.60	0.04	0.32	0.27	0.28

Less distributions from:
Net investment income	(0.15)	(0.32)	(0.27)	(0.25)	(0.26)	(0.24)
Net realized gains	—	—	—	(0.22)	(0.09)	—
Total distributions	(0.15)	(0.32)	(0.27)	(0.47)	(0.35)	(0.24)

Net asset value, end of period	$11.18	$10.99	$10.71	$10.94	$11.09	$11.17
Total return[3]	3.10%	5.67%	0.36%	2.95%	2.49%	2.53%

Net assets, end of period (millions)	$683	$614	$432	$306	$285	$227

Ratios to average net assets:
Gross expenses	0.54%[4]	0.54%	0.52%	0.50%	0.52%	0.50%
Net expenses[5]	0.54 [4,6]	0.54	0.52	0.50	0.51 [6]	0.49 [6]
Net investment income	2.65 [4]	2.90	2.52	2.34	2.36	2.15

Portfolio turnover rate[7]	48%	94%	84%	55%	106%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 61% for the six months ended November 30, 2019, 133%, 154%, 60%, 106% and 61% for the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

46	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.00	$10.72	$10.95	$11.10	$11.17	$11.13

Income (loss) from operations:
Net investment income	0.15	0.32	0.28	0.26	0.26	0.24
Net realized and unrealized gain (loss)	0.19	0.28	(0.23)	0.06	0.03	0.04
Total income from operations	0.34	0.60	0.05	0.32	0.29	0.28

Less distributions from:
Net investment income	(0.15)	(0.32)	(0.28)	(0.25)	(0.27)	(0.24)
Net realized gains	—	—	—	(0.22)	(0.09)	—
Total distributions	(0.15)	(0.32)	(0.28)	(0.47)	(0.36)	(0.24)

Net asset value, end of period	$11.19	$11.00	$10.72	$10.95	$11.10	$11.17
Total return[3]	3.14%	5.76%	0.43%	3.01%	2.65%	2.58%

Net assets, end of period (millions)	$363	$366	$337	$308	$221	$418

Ratios to average net assets:
Gross expenses[4]	0.45%[5]	0.45%	0.45%	0.45%	0.46%	0.45%
Net expenses[4,6,7]	0.45 [5]	0.45	0.45	0.45	0.45	0.45
Net investment income	2.74 [5]	2.98	2.58	2.39	2.39	2.20

Portfolio turnover rate[8]	48%	94%	84%	55%	106%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 61% for the six months ended November 30, 2019, 133%, 154%, 60%, 106% and 61% for the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	47

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

48	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$385,594,785	$0	*	$385,594,785
U.S. Government & Agency Obligations	—	271,017,392	—		271,017,392
Mortgage-Backed Securities	—	180,287,164	—		180,287,164
Collateralized Mortgage Obligations	—	82,517,421	—		82,517,421
Asset-Backed Securities	—	67,507,272	1,560,000		69,067,272
Sovereign Bonds	—	57,584,906	—		57,584,906
U.S. Treasury Inflation Protected Securities	—	24,413,587	—		24,413,587
Purchased Options	$740,160	—	—		740,160
Total Long-Term Investments	740,160	1,068,922,527	1,560,000		1,071,222,687
Short-Term Investments†	—	16,632,175	—		16,632,175
Total Investments	$740,160	$1,085,554,702	$1,560,000		$1,087,854,862
Other Financial Instruments:
Futures Contracts	$1,909,799	—	—		$1,909,799
Centrally Cleared Interest Rate Swaps	—	$902,888	—		902,888
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	135,806	—		135,806
Total Other Financial Instruments	$1,909,799	$1,038,694	—		$2,948,493
Total	$2,649,959	$1,086,593,396	$1,560,000		$1,090,803,355

50	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$528,164	—	—	$528,164
OTC Written Options	—	$14,713	—	14,713
Futures Contracts	1,148,585	—	—	1,148,585
Total	$1,676,749	$14,713	—	$1,691,462

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security

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Notes to financial statements (unaudited) (cont’d)

increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks

52	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2019, the total notional value of all credit default swaps to sell protection was $27,115,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended November 30, 2019, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

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Notes to financial statements (unaudited) (cont’d)

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and

54	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including pre-payments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

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Notes to financial statements (unaudited) (cont’d)

(i) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(k) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default

56	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2019, the Fund held OTC written options with credit related contingent features which had a liability position of $14,713. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of November 30, 2019, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $10,000, which could be used to reduce the required payment.

(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(n) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

58	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class IS shares did not exceed 0.90%, 1.65%, 1.15% and 0.45%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent.

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below. For the six-months ended November 30, 2019, the amount waived was $257.

During the six months ended November 30, 2019, fees waived and/or expenses reimbursed amounted to $599.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at November 30, 2019, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class R
Expires May 31, 2020	$222
Expires May 31, 2021	369
Expires May 31, 2022	342
Total fee waivers/expense reimbursements subject to recapture	$933

For the six months ended November 30, 2019, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class R	Class IS
LMPFA recaptured	$4	$16,131

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

60	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

For the six months ended November 30, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$98	—
CDSCs	2,355	$3,728

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended November 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$30,420,732	$659,440,659
Sales	56,958,939	577,971,221

At November 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,049,522,591	$47,484,399	$(9,152,128)	$38,332,271
Swap contracts	1,087,629	1,038,694	—	1,038,694
Written options	(827,876)	453,806	(168,807)	284,999
Futures contracts	—	1,909,799	(1,148,585)	761,214

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2019.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$740,160	—	$740,160
Futures contracts[3]	1,909,799	—	1,909,799
Centrally cleared swap contracts[4]	902,888	$135,806	1,038,694
Total	$3,552,847	$135,806	$3,688,653

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$542,877
Futures contracts[3]	1,148,585
Total	$1,691,462

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(1,688,544)	—	$(1,688,544)
Written options	2,109,329	—	2,109,329
Futures contracts	(4,565,597)	—	(4,565,597)
Swap contracts	(12,640,340)	$244,300	(12,396,040)
Total	$(16,785,152)	$244,300	$(16,540,852)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(189,293)	—	$(189,293)
Written options	1,471,564	—	1,471,564
Futures contracts	(2,353,960)	—	(2,353,960)
Swap contracts	7,735,063	$204,271	7,939,334
Total	$6,663,374	$204,271	$6,867,645

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in unaffiliated securities in the Statement of Operations.

62	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

During the six months ended November 30, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$656,992
Written options	955,335
Futures contracts (to buy)	698,550,962
Futures contracts (to sell)	351,910,098

Average Notional Balance
Interest rate swap contracts	$323,964,143
Credit default swap contracts (to sell protection)	20,623,571

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4]
Bank of America N.A.	—	$(1,546)	$(1,546)	$1,546	—
Citibank N.A.	—	(13,167)	(13,167)	—	$(13,167)
Total	—	$(14,713)	$(14,713)	$1,546	$(13,167)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended November 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$5,188	$4,348
Class C	4,405	363
Class R	914	726
Class I	—	323,489
Class IS	—	3,279
Total	$10,507	$332,205

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

For the six months ended November 30, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$1
Class C	—
Class R	343
Class I	166
Class IS	89
Total	$599

6. Distributions to shareholders by class

	Six Months Ended November 30, 2019	Year Ended May 31, 2019
Net Investment Income:
Class A	$48,639	$103,568
Class C	7,440	10,296
Class R	3,773	4,544
Class I	8,733,769	14,922,515
Class IS	4,867,105	10,646,396
Total	$13,660,726	$25,687,319

7. Capital Shares

At November 30, 2019, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2019		Year Ended May 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	137,145	$1,529,751	130,412	$1,393,949
Shares issued on reinvestment	3,065	34,177	7,629	81,931
Shares repurchased	(210,947)	(2,354,401)	(53,116)	(568,031)
Net increase (decrease)	(70,737)	$(790,473)	84,925	$907,849

Class C
Shares sold	47,269	$528,932	25,617	$272,778
Shares issued on reinvestment	619	6,929	901	9,711
Shares repurchased	(1,281)	(14,335)	(14,198)	(151,874)
Net increase	46,607	$521,526	12,320	$130,615

Class R
Shares sold	11,058	$122,861	12,899	$139,305
Shares issued on reinvestment	309	3,448	364	3,916
Shares repurchased	(233)	(2,596)	(1,867)	(19,795)
Net increase	11,134	$123,713	11,396	$123,426

64	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

	Six Months Ended November 30, 2019		Year Ended May 31, 2019
	Shares	Amount	Shares	Amount
Class I
Shares sold	9,681,156	$107,696,836	24,508,430	$262,731,901
Shares issued on reinvestment	574,510	6,416,352	943,922	10,149,267
Shares repurchased	(4,967,587)	(55,306,001)	(9,943,360)	(106,462,914)
Net increase	5,288,079	$58,807,187	15,508,992	$166,418,254

Class IS
Shares sold	2,555,671	$28,481,915	2,500,388	$26,785,369
Shares issued on reinvestment	426,282	4,765,280	984,078	10,575,926
Shares repurchased	(3,830,957)	(42,586,897)	(1,680,721)	(18,062,365)
Net increase (decrease)	(849,004)	$(9,339,702)	1,803,745	$19,298,930

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund and Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund, both managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio was available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio was not a registered money market fund, it conducted all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended November 30, 2019. The following transactions were effected in shares of such companies for the six months ended November 30, 2019.

	Affiliate Value at May 31, 2019

		Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$18,318,100	18,318,100	$1,685,925	1,685,925
WAM Government Cash Management Portfolio	$814,634	173,388,348	173,388,348	174,202,982	174,202,982
	$814,634	$191,706,448		$175,888,907

Western Asset Intermediate Bond Fund 2019 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2019
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$5,748	—	$16,632,175
WAM Government Cash Management Portfolio	—	103,750	—	—
	—	$109,498	—	$16,632,175

9. Redemption facility

The Fund and certain other participating funds within the Corporation (the “Participating Funds”) have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $265 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. Prior to November 18, 2019, the Fund paid a commitment fee of 0.10% and an upfront fee of 0.05%. For the six months ended November 30, 2019, the Fund incurred a commitment fee in the amount of $3,115. The Fund did not utilize the Redemption Facility during the six months ended November 30, 2019.

66	Western Asset Intermediate Bond Fund 2019 Semi-Annual Report

Board approval of management and

subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Directors considered the Investment Management Agreement between the Corporation and LMPFA with respect to the Fund and the Investment Advisory Agreements between LMPFA and Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited in London (“WAML” and together with Western Asset, the “Subadvisers”) (collectively, the “Agreements”) with respect to the Fund at meetings held on September 10, 2019 and October 29, 2019. At a meeting held on November 18, 2019, the Executive and Contracts Committee reported to the full Board of Directors its considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

The Directors noted that although Western Asset’s business is operated through separate legal entities, such as WAML, its business is highly integrated and senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by WAML. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Investment Advisory Agreement between LMPFA and WAML with respect to the Fund. The Directors also noted that the Fund does not pay any management fees directly to Western Asset or to WAML because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund.

In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of Western Asset, including relevant investment advisory personnel, as well as representatives of LMPFA; reviewed a variety of information prepared by LMPFA and Western Asset and materials provided by Broadridge and counsel to the Independent Directors; reviewed performance and expense information for the Fund’s peer group of comparable funds selected and prepared by Broadridge and for certain other comparable products available from Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings with respect to the Fund’s performance and other relevant matters, and related discussions with Western Asset’s personnel.

As part of their review, the Directors examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund, and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; the capability and integrity of LMPFA’s senior management and staff; and the level of skill required to provide such services to the Fund. The Directors considered the investment philosophy and research and decision-making processes of the Subadvisers;

Western Asset Intermediate Bond Fund	67

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the capability and integrity of the Subadvisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of LMPFA’s and the Subadvisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund and conditions that might affect LMPFA’s or a Subadviser’s ability to provide high quality services to the Fund in the future under the Agreements, including its business reputation, financial condition and operational stability. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given the Fund’s investment objectives and policies, and that LMPFA and each Subadviser would be able to meet any reasonably foreseeable obligations under the Agreements.

In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds in its peer group and to its investment benchmark over the one-, three-, five- and ten-year periods ended June 30, 2019. In that connection, the Directors noted that the performance of the Fund was lower than the peer group’s average performance for all such periods. The Directors also noted that the Fund’s performance exceeded that of its benchmark for all such periods. The Directors considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and peer group.

The Directors also considered the management fee payable by the Fund to LMPFA, the total expenses payable by the Fund and the fact that LMPFA pays to the Subadvisers the entire management fee it receives from the Fund. They reviewed information concerning management fees paid to investment advisers of similarly managed funds, as well as fees paid by the Subadvisers’ other clients, including separate accounts managed by either Subadviser. The Directors observed that the management fee paid by the Fund to LMPFA was slightly lower than the average of the combined advisory and administration fees paid by funds in its peer group and that total expenses for the Fund were higher than the average of the funds in its peer group. The Directors noted that the management fee paid by the Fund was generally higher than the management fees paid by other clients of the Subadvisers for accounts with similar investment strategies, but that the administrative and operational responsibilities for the Subadvisers with respect to the Fund were also relatively higher. In light of this difference, the Directors concluded that the management fee paid by the Fund relative to the fees paid by the Subadvisers’ other clients was reasonable.

The Directors further evaluated the benefits of the advisory relationship to LMPFA and the Subadvisers, including, among others, the profitability of the relationship to LMPFA and the Subadvisers; the direct and indirect benefits that LMPFA and the Subadvisers may receive from their relationships with the Fund, including any “fallout benefits,” such as reputational

68	Western Asset Intermediate Bond Fund

value derived from serving as investment manager or adviser to the Fund; and the affiliations between LMPFA, the Subadvisers and certain service providers for the Fund. In that connection, the Directors concluded that LMPFA and each Subadviser’s profitability was consistent with levels of profitability that had been determined by courts not to be excessive. The Directors noted that Western Asset does not have soft dollar arrangements.

Finally, the Directors considered, in light of the profitability information provided by LMPFA and Western Asset, the extent to which economies of scale would be realized by the Subadvisers as the assets of the Fund grow. The Directors determined that the lack of breakpoints was appropriate and that the management fee structure for the Fund is reasonable.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of Securities and Exchange Commission rules regarding the independence of counsel, of LMPFA and the Subadvisers. The Independent Directors weighed each of the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of services being provided by LMPFA and the Subadvisers, but they would continue to closely monitor the performance of LMPFA and the Subadvisers; that the fees to be paid to the Subadvisers and LMPFA under the relevant Agreements were fair and reasonable, given the scope and quality of the services rendered by the Subadvisers and LMPFA; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Intermediate Bond Fund	69

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on December 3, 2019 for shareholders of record as of September 13, 2019 (the “Record Date”) to elect the Board of Directors of the Corporation. Shareholders of the Fund and each other series of the Corporation voted together as a single class to elect the Board.

Shareholders of the Corporation voted as indicated below (vote totals are rounded to the nearest whole number). Effective January 1, 2020, the Board is composed of the following Directors:

Director	For	Withheld
Robert Abeles, Jr.	2,791,652,617	30,297,354
Jane F. Dasher	2,792,912,395	29,037,576
Anita L. DeFrantz	2,792,511,958	29,438,013
Avedick B. Poladian	2,792,320,211	29,629,760
Susan B. Kerley	2,788,394,406	33,555,565
William E.B. Siart	2,791,341,381	30,608,590
Jaynie Miller Studenmund	2,792,832,592	29,117,379
Ronald L. Olson	2,782,642,169	39,307,802
Peter J. Taylor	2,792,774,253	29,175,718
Jane E. Trust	2,783,998,172	37,951,799

The above Directors have also been elected to serve as board members of other Western Asset-advised mutual funds within the Legg Mason fund complex.

70	Western Asset Intermediate Bond Fund

Western Asset

Intermediate Bond Fund

Directors*

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

*

During a December 3, 2019 special meeting of shareholders, a new group of board members were elected to oversee substantially all the mutual funds within the Legg Mason fund complex that are advised by Western Asset Management Company, LLC, effective January 1, 2020.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

The Bank of New York Mellon

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Western Asset Intermediate Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Intermediate Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012830 1/20 SR19-3794

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 23, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 23, 2020